Gains or losses on financial assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2017
Gains or losses on financial assets and liabilities (Tables) [Abstract]
Gains (losses) on financial assets and liabilities (net) includes the amount of the valuation adjustments of financial instruments

The breakdown of the balance of this item, by type of instrument, is as follows:

Thousand of reais	2017	2016	2015

Gains or losses on financial assets and liabilities held for trading, net (1)	1,174,111	3,166,399	(19,936,801)
Gains or losses on financial assets and liabilities measured at fair value through profit or loss, net (2)	30,694	82,638	46,859
Gains or losses on financial assets and liabilities not measured at fair value through profit or loss, net	(122,115)	(115,202)	(120,523)
Financial assets - available-for-sale
Debt instruments	(156,802)	(108,318)	385,605
Equity instruments	34,687	(6,884)	(506,128)
Gains or losses from hedge accounting, net	(113,600)	(117,679)	7,606
Total	969,090	3,016,156	(20,002,859)

(1) Includes the fiscal hedge of the Bank's interest in Cayman, which is a non-autonomous subsidiary (note 25).

(2) Includes the net gain arising from transactions involving debt securities, equity instruments and derivatives included in this portfolio, since the Bank manages its risk in these instruments on a global basis.